PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Jul. 17, 2017 CNY (¥)
Derivative [Line Items]
Loan receivable	¥ 2,132,748,933	¥ 1,529,800,657	$ 314,119,968
Prepaid insurance premium	105,887,542	111,611,828
Less: Allowance for credit losses	(8,377,578)
Total	¥ 1,933,857,025	¥ 1,573,481,940	$ 284,826,356
Debt Instrument, Term	1 year	1 year
Interest rate					7.37%
Debt, face amount				¥ 300,000,000	¥ 300,000,000
Due from Related Parties	¥ 94,289,123	¥ 91,416,575
Loan One
Derivative [Line Items]
Interest rate		4.35%
Debt, face amount		¥ 20,000,000
Loan Two
Derivative [Line Items]
Interest rate		4.35%
Debt, face amount		¥ 68,331,364
Foreign exchange option [Member]
Derivative [Line Items]
Value-added tax deductible	793,655,315	701,407,085
Deposit for customer duty, bidding and others	373,959,810	257,678,467
Prepayment of electricity and others	155,835,151	181,596,189
Loan receivable	94,289,123	91,416,575
Prepayment for income tax	142,559,505	72,143,019
Receivable related to disposal of subsidiaries (note 1)	0	41,793,099
Receivable of option exercised	70,633,309	40,338,943
Prepaid insurance premium	31,934,898	28,351,182
Receivables related to rebate from a supplier	128,337,652	21,492,474
Receivables related to disposal of land use rights	13,138,507	14,571,587
Employee advances	6,959,068	10,134,076
Rental deposit and prepayment	6,588,330	7,953,767
Prepaid professional service fee	209,565	421,502
Others	124,134,370	104,183,975
Less: Allowance for credit losses	(8,377,578)	0
Total	¥ 1,933,857,025	¥ 1,573,481,940
Maturity period of derivative	12 months